FINANCIAL INSTRUMENTS (Narrative) (Details)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Estimated fair value of Amended Loan Facility	$ 5,200,000
Estimated fair value of Castle Mountain Loan	$ 5,100,000
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	1.00%
Value at risk	$ 77,473